Share-based payments - Summary of Employee Share Options (Detail)	6 Months Ended
Jun. 30, 2023 Warrants shares $ / shares
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 10.08
SARs forfeited	10
Weighted average exercise price, Outstanding at June 30,	10.08
SARs exercisable	$ 0
Number of share options, outstanding at January 1, | shares	3,666,000
SARs forfeited | shares	12,000
Number of share options, outstanding at June 30, | shares	3,654,000
SARs exercisable | shares	0
Weighted average remaining contract life (years)	7 years 18 days
Performance Based Options [Member] | Granted On September 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted	$ 0
SARs granted | shares	0
Additional Grants Under 2020 and 2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 10.07
SARs forfeited	9.8
SARs exercised	9.51
SARs expired	10.75
Weighted average exercise price, Outstanding at June 30,	10.02
SARs exercisable	$ 10.07
Number of share options, outstanding at January 1, | Warrants	6,129,160
SARs forfeited | shares	145,494
SARs exercised | Warrants	2,707
SARs expired | shares	17,825
Number of share options, outstanding at June 30, | shares	6,469,297
SARs exercisable | shares	2,135,617
Weighted average remaining contract life (years)	8 years 6 months 25 days
Additional Grants Under 2020 and 2022 Plan [Member] | Granted On March 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted	$ 9.48
SARs granted | Warrants	506,163
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 2.74
SARs exercised	1.28
SARs expired	1.17
Weighted average exercise price, Outstanding at June 30,	2.78
SARs exercisable	$ 2.78
Number of share options, outstanding at January 1, | Warrants	525,181
SARs exercised | shares	11,341
SARs expired | shares	8
Number of share options, outstanding at June 30, | shares	512,923
SARs exercisable | shares	469,161
Weighted average remaining contract life (years)	4 years 6 months 3 days
Converted Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs forfeited	$ 1.14
SARs forfeited | shares	909
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 10
SARs forfeited	0
SARs exercised	10
SARs expired	10
Weighted average exercise price, Outstanding at June 30,	10
SARs exercisable	$ 10
Number of share options, outstanding at January 1, | Warrants	1,348,004
SARs forfeited | shares	0
SARs exercised | Warrants	720
SARs expired | shares	4,280
Number of share options, outstanding at June 30, | shares	1,343,004
SARs exercisable | shares	1,343,004
Weighted average remaining contract life (years)	7 years 3 days